ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 10 ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in accumulated other comprehensive loss (AOCL) by component are as follows:

Cash flow hedges (a)
(millions of dollars)
Balance at December 31, 2013	(5)
Change in fair value of cash flow hedges	(1)
Amounts reclassified from AOCL	—
PNGTS’ amortization of realized loss on derivative instrument (Note 18)	1

Net other comprehensive income (loss)	—

Balance at December 31, 2014	(5)
Change in fair value of cash flow hedges	—
Amounts reclassified from AOCL	—
PNGTS’ amortization of realized loss on derivative instrument (Note 18)	1

Net other comprehensive income	1

Balance at December 31, 2015	(4)
Change in fair value of cash flow hedges	3
Amounts reclassified from AOCL	(2)
PNGTS’ amortization of realized loss on derivative instrument (Note 18)	1

Net other comprehensive income	2

Balance as of December 31, 2016	(2)

(a)	Recast to consolidate PNGTS for all periods presented (Refer to in Note 2). Additionally, AOCL as presented here is net of non-controlling interest on PNGTS.